Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Acquisitions
Schedule of allocation of allocation costs has been allocated to the assets and liabilities acquired

Mineral interests	$11,566
Accounts receivable	1
Deferred tax liability	(4,082)
Net assets acquired	$7,485